United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | STIAX	B | SINBX	C | SINCX
	F | STFSX	Institutional | STISX	R6 | STILX

Federated Hermes Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Hermes Fixed Income Securities, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Corporate Debt Securities	58.3%
Mortgage-Backed Securities[3]	18.0%
Foreign Government Securities	7.9%
Cash Equivalents[4]	6.5%
U.S. Treasury Securities	6.5%
Collateralized Mortgage Obligations	3.2%
Other Security Types[5]	3.0%
Asset-Backed Securities	1.8%
Derivative Contracts[6]	0.6%
Bank Loan Core Fund	1.0%
Other Assets and Liabilities—Net[7]	(6.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Other Security Types consist of common stock, preferred stock, purchased options and exchange-traded funds.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES— 6.5%
	Treasury Securities— 6.5%
$ 7,505,680	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	$ 7,479,394
20,734,400	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2032	20,608,028
11,000,000	United States Treasury Bond, 2.375%, 5/15/2051	9,461,110
10,000,000	United States Treasury Note, 0.125%, 4/30/2023	9,821,688
20,000,000	United States Treasury Note, 0.750%, 11/15/2024	19,095,348
7,000,000	United States Treasury Note, 1.500%, 1/31/2027	6,592,490
	TOTAL U.S. TREASURIES (IDENTIFIED COST $78,062,539)	73,058,058
	CORPORATE BONDS— 4.8%
	Basic Industry - Chemicals— 0.0%
135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	133,663
	Basic Industry - Metals & Mining— 0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	199,622
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	68,048
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	40,258
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	238,355
	TOTAL	546,283
	Capital Goods - Aerospace & Defense— 0.1%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	79,282
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	91,680
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	193,370
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,851
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	153,452
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	54,012
35,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	34,822
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	97,280
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	82,499
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	202,442
	TOTAL	1,010,690
	Capital Goods - Building Materials— 0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	18,098
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	78,675
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	133,010
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	$ 30,988
	TOTAL	260,771
	Capital Goods - Construction Machinery— 0.3%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,732,292
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	190,993
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	98,380
	TOTAL	3,021,665
	Capital Goods - Diversified Manufacturing— 0.1%
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	82,883
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	81,402
80,000	Valmont Industries, Inc., 5.250%, 10/1/2054	79,552
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	86,349
65,000	Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	58,087
25,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	21,123
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	87,039
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	56,338
	TOTAL	552,773
	Communications - Cable & Satellite— 0.0%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	59,795
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	35,497
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	195,631
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	25,300
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	204,217
	TOTAL	520,440
	Communications - Media & Entertainment— 0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	26,108
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	148,910
25,000	Paramount Global, Sr. Unsecd. Note, 4.000%, 1/15/2026	25,169
100,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	93,751
40,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	36,134
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	271,781
	TOTAL	601,853
	Communications - Telecom Wireless— 0.0%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	241,360
140,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	141,175
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	46,082
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	$ 86,542
	TOTAL	515,159
	Communications - Telecom Wirelines— 0.1%
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	96,421
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	93,229
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	148,068
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	89,629
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	32,935
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	86,689
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	139,459
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	48,546
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	55,031
	TOTAL	790,007
	Consumer Cyclical - Automotive— 0.6%
1,870,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,660,953
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	90,953
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	46,386
1,500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 2/26/2027	1,362,709
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	25,207
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	47,839
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	59,606
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	2,820,424
200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	203,119
	TOTAL	6,317,196
	Consumer Cyclical - Leisure— 0.1%
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	93,559
1,645,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	1,489,170
	TOTAL	1,582,729
	Consumer Cyclical - Retailers— 0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	150,188
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	47,652
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	77,832
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 25,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	$ 20,086
60,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	53,851
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	45,740
20,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	19,541
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	74,246
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	127,584
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	55,669
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	114,340
	TOTAL	786,729
	Consumer Cyclical - Services— 0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	44,069
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	247,598
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	201,433
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	117,040
	TOTAL	610,140
	Consumer Non-Cyclical - Food/Beverage— 0.1%
60,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	60,829
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	249,788
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	47,702
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	122,253
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	138,006
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	50,943
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	102,136
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	29,412
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	48,734
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	79,314
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	48,387
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	87,985
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	30,884
90,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	77,599
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	152,931
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	69,120
	TOTAL	1,396,023
	Consumer Non-Cyclical - Health Care— 0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	46,375
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 80,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	$ 69,693
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	41,222
150,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	112,380
85,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	73,310
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	155,875
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	95,815
	TOTAL	594,670
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	145,983
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	84,692
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	202,861
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	76,138
24,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	23,704
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	54,260
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	48,558
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	45,873
	TOTAL	682,069
	Consumer Non-Cyclical - Products— 0.0%
75,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	64,359
150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	144,355
	TOTAL	208,714
	Consumer Non-Cyclical - Supermarkets— 0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	70,411
	Consumer Non-Cyclical - Tobacco— 0.0%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	64,599
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	75,786
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	70,233
50,000	Bat Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	35,999
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	104,944
	TOTAL	351,561
	Energy - Independent— 0.0%
170,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	173,534
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	49,330
	TOTAL	222,864
	Energy - Integrated— 0.0%
75,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	75,309
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	295,608
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	69,526
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Energy - Integrated— continued
$ 70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	$ 65,896
	TOTAL	506,339
	Energy - Midstream— 0.1%
70,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	69,326
65,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	54,216
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	253,744
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	75,848
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	106,229
150,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	138,462
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	99,581
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	47,293
720,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	682,521
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	115,225
	TOTAL	1,642,445
	Energy - Refining— 0.4%
2,500,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,973,971
160,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	155,939
2,185,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 6/1/2052	1,825,342
	TOTAL	3,955,252
	Financial Institution - Banking— 0.4%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	151,033
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	75,727
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	85,851
350,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	305,405
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	90,415
250,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	251,348
95,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	96,006
275,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	235,697
270,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	266,391
270,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	222,114
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	200,915
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	98,992
55,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	54,493
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	86,277
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,938
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	$ 340,734
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	52,178
525,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	458,384
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	89,365
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	82,002
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	247,542
200,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	169,048
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	82,451
60,685	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	25,488
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	196,800
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	81,748
225,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	217,251
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	250,470
		TOTAL	4,603,063
		Financial Institution - Broker/Asset Mgr/Exchange— 0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	56,703
		Financial Institution - Finance Companies— 0.0%
250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	206,290
		Financial Institution - Insurance - Life— 0.1%
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	203,672
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	143,323
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	156,580
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	42,485
		TOTAL	546,060
		Financial Institution - REIT - Apartment— 0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	190,779
165,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	140,845
		TOTAL	331,624
		Financial Institution - REIT - Healthcare— 0.4%
160,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	160,688
115,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	100,470
5,000,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	4,320,907
		TOTAL	4,582,065
		Financial Institution - REIT - Office— 0.2%
1,680,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 2.950%, 3/15/2034	1,470,260
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Office— continued
$ 90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	$ 90,431
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,454
210,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	211,411
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,278
	TOTAL	1,913,834
	Financial Institution - REIT - Other— 0.0%
40,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	40,502
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	137,491
	TOTAL	177,993
	Financial Institution - REIT - Retail— 0.0%
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	118,733
	Health Insurance— 0.4%
5,225,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	4,492,246
	Technology— 0.1%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	49,447
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	104,226
72,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	68,405
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,409
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	51,738
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	142,888
50,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	52,853
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	83,157
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	200,007
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	102,975
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	125,530
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	30,055
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	151,981
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	187,439
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	54,350
25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	22,527
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	82,003
45,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	40,384
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	36,592
	TOTAL	1,588,966
	Technology Services— 0.2%
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	2,729,880
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Technology Services— continued
$ 45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	$ 37,626
	TOTAL	2,767,506
	Transportation - Railroads— 0.0%
90,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	82,990
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	58,715
	TOTAL	141,705
	Transportation - Services— 0.2%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	77,519
140,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	114,159
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	73,119
2,310,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	2,118,077
	TOTAL	2,382,874
	Utility - Electric— 0.3%
65,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	59,560
1,435,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,400,339
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	43,054
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	20,975
175,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	152,547
110,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	100,852
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	173,736
80,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	68,007
30,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	26,805
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	34,120
140,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	134,858
30,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	27,116
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	110,049
45,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	44,024
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	58,059
55,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	49,021
185,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	170,862
185,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	183,833
55,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	49,138
	TOTAL	2,906,955
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas— 0.0%
$ 30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	$ 25,270
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	103,346
180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	166,645
		TOTAL	295,261
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,254,750)	53,992,324
		COLLATERALIZED MORTGAGE OBLIGATIONS— 2.1%
		Commercial Mortgage— 0.4%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	815,910
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	507,443
345,000		Bank, Class A4, 3.394%, 3/15/2064	323,907
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	651,766
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	487,779
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	971,807
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	967,992
		TOTAL	4,726,604
		Federal Home Loan Mortgage Corporation REMIC— 0.1%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	801,507
689,706		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	633,206
		TOTAL	1,434,713
		Non-Agency Mortgage-Backed Securities— 1.6%
3,939,220		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	3,452,049
7,266,069		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	6,640,223
4,878,489		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	4,275,157
3,933,223		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	3,446,794
		TOTAL	17,814,223
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,695,191)	23,975,540
		COMMON STOCKS— 2.0%
		Auto Components— 0.0%
47,063	[3]	American Axle & Manufacturing Holdings, Inc.	381,681
1,960		Lear Corp.	276,282
		TOTAL	657,963
		Chemicals— 0.1%
27,490		Koppers Holdings, Inc.	744,979
		Commercial Services & Supplies— 0.1%
11,555		Brinks Co. (The)	702,891
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS— continued
		Communications Equipment— 0.1%
9,260	[3]	Lumentum Holdings, Inc.	$ 797,101
		Containers & Packaging— 0.3%
108,875		Ardagh Metal Packaging	657,605
45,728		Graphic Packaging Holding Co.	1,017,905
56,186	[3]	O-I Glass, Inc.	924,260
17,148		WestRock Co.	831,506
		TOTAL	3,431,276
		Electric Utilities— 0.1%
20,695		NRG Energy, Inc.	952,798
		Food & Staples Retailing— 0.0%
14,745	[3]	US Foods Holding Corp.	488,354
		Gas Utilities— 0.1%
59,996		Suburban Propane Partners LP	1,022,932
		Hotels Restaurants & Leisure— 0.1%
8,150		Boyd Gaming Corp.	478,976
18,680		Red Rock Resorts, Inc.	723,476
		TOTAL	1,202,452
		Independent Power Producers & Energy Traders— 0.1%
34,640		Vistra Corp.	913,457
		Media— 0.5%
40,795	[3]	Altice USA, Inc.	464,247
102,036	[3]	Cumulus Media, Inc.	1,229,534
65,065	[3]	iHeartMedia, Inc.	767,767
202,265	[3]	Stagwell, Inc.	1,599,916
72,360	[3]	Townsquare Media, Inc.	712,746
105,293	[3]	Urban One, Inc.	689,669
		TOTAL	5,463,879
		Metals & Mining— 0.1%
7,575		Compass Minerals International, Inc.	340,345
18,260		Teck Resources Ltd.	758,520
		TOTAL	1,098,865
		Oil Gas & Consumable Fuels— 0.1%
8,608		Devon Energy Corp.	644,739
2,256		Pioneer Natural Resources, Inc.	627,033
		TOTAL	1,271,772
		Personal Products— 0.0%
20,970		Energizer Holdings, Inc.	628,890
		Pharmaceuticals— 0.0%
33,610	[3]	Bausch Health Cos, Inc.	326,689
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS— continued
		Professional Services— 0.1%
9,150		Science Applications International Corp.	$ 792,024
		Technology Hardware Storage & Peripherals— 0.0%
12,065		Dell Technologies, Inc.	602,526
		Trading Companies & Distributors— 0.1%
15,255	[3]	GMS, Inc.	759,852
		Utility - Electric— 0.1%
16,370		Enviva, Inc.	1,275,059
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,626,576)	23,133,759
		ASSET-BACKED SECURITIES— 1.1%
		Auto Receivables— 0.5%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,990,928
2,890,000		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,891,853
		TOTAL	5,882,781
		Other— 0.2%
2,280,000		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,263,033
		Student Loans— 0.4%
1,851,738		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,760,065
2,114,400		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	2,013,387
		TOTAL	3,773,452
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,103,904)	11,919,266
		COMMERCIAL MORTGAGE-BACKED SECURITY— 0.1%
		Agency Commercial Mortgage-Backed Securities— 0.1%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.595%, 11/25/2045 (IDENTIFIED COST $1,004,153)	1,000,910
		PREFERRED STOCK— 0.0%
		Financials— 0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS— 0.4%
15,000,000	[3]	Bank of America Merrill Lynch AUD CALL/USD PUT, Notional Amount $42,820,000, Exercise Price $87, Expiration Date	76,110
15,000,000	[3]	BARCLAYS NZD CALL/USD PUT, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 6/28/2022	57,210
40,000,000	[3]	BARCLAYS USD CALL/JPY PUT, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 7/8/2022	40,840
7,500	[3]	iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $59,62,5000, Exercise Price $77, Expiration Date 7/15/2022	1,976,250
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		PURCHASED CALL OPTIONS— continued
20,000,000	[3]	Morgan Stanley AUD CALL/USD PUT, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 7/21/2022	$ 28,280
300	[3]	Russell 2000 Index, Notional Amount $55,921,290 Exercise Price $2,020, Expiration Date 6/17/2022	102,000
300	[3]	Russell 2000 Index, Notional Amount $55,921,290, Exercise Price $1,850, Expiration Date 7/15/2022	2,433,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $3,735,013)	4,713,690
		PURCHASED PUT OPTIONS— 0.3%
30,000,000	[3]	Bank of America Merrill Lynch USD PUT/JPY CALL, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 7/8/2022	8,970
10,000,000	[3]	Bank of America Merrill Lynch USD PUT/NOK CALL, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 6/28/2022	78,500
500	[3]	Russell 2000 Index, Notional Amount $93,202,150, Exercise Price $1,750, Expiration Date 7/15/2022	1,882,500
250		United States Treasury Bond Futures, Notional Amount $350,000, Exercise Price $139, Expiration Date 6/25/2022	406,250
800		United States Treasury Note 10 Year Futures, Notional Amount $42,820,000, Exercise Price $87, Expiration Date 7/23/2022	562,504
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,384,406)	2,938,724
		INVESTMENT COMPANIES— 82.8%
1,302,874		Bank Loan Core Fund	11,830,096
27,607,830		Emerging Markets Core Fund	235,494,794
48,919,825		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[5]	48,905,149
71,298,333		High Yield Bond Core Fund	404,974,529
25,938,309		Mortgage Core Fund	233,444,782
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,043,968,358)	934,649,350
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,254,838,290)[6]	1,129,382,021
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(583,755)
		TOTAL NET ASSETS—100%	$1,128,798,266
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Notes 2-Year Long Futures	50	$10,555,078	September 2022	$(12,492)
[3]United States Treasury Notes 5-Year Long Futures	10	$1,129,531	September 2022	$(4,007)
[3]United States Treasury Notes 10-Year Long Futures	15	$1,791,797	September 2022	$(9,176)
Short Futures:
[3]United States Treasury Notes 10-Year Ultra Short Futures	10	$1,284,844	September 2022	$7,009
[3]United States Treasury Ultra Bond Short Futures	2	$311,500	September 2022	$386
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(18,280)
At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/13/2022	Bank of America N.A.	1,300,148,300	JPY	$10,000,000	$103,107
6/16/2022	Credit Agricole CIB	17,000	CNY	$2,534	$18
6/16/2022	Morgan Stanley	96,412,500	CNY	$15,000,000	$(520,998)
6/27/2022	Credit Agricole CIB	15,000,000	GBP	$19,542,039	$(638,836)
Contracts Sold:
6/13/2022	Bank Of New York	1,289,224,000	JPY	$10,000,000	$(18,217)
6/16/2022	Morgan Stanley	17,000	CNY	$2,640	$87
6/16/2022	Morgan Stanley	96,397,500	CNY	$15,000,000	$523,251
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(551,588)
At May 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2022[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank ICE	Sell Protection on CDX	Receive	5.000%	12/20/2026	0.36%	$10,000,000	$274,418	$645,690	$(371,272)
TOTAL CREDIT DEFAULT SWAPS							$274,418	$645,690	$(371,272)
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	GBP CALL/USD PUT	19,125,000	$19,125,000	June 2022	$1.28	$(75,525)
Morgan Stanley	GBP CALL/USD PUT	19,350,000	$19,350,000	July 2022	$1.29	$(87,501)
Morgan Stanley	USD CALL/CAD PUT	25,000,000	$25,000,000	June 2022	$1.29	$(30,825)
Morgan Stanley	USD CALL/CAD PUT	25,000,000	$25,000,000	June 2022	$1.31	$(7,875)
J.P. Morgan	Russell 2000 Index	400	$74,561,720	June 2022	$1,950.00	$(534,000)
J.P. Morgan	United States Treasury Bond	250	$350,000	June 2022	$142.00	$(214,844)
J.P. Morgan	United States Treasury Note 10 Year Future	400	$408,000	June 2022	$120.00	$(250,000)
Instinet	iShares iBoxx High Yield Corporate Bond ETF	15,000	$119,250,000	June 2022	$78.00	$(2,258,671)
BNP	USD CALL/JPY PUT	30,000,000	$30,000,000	June 2022	$131.00	$(93,090)
Barclays	AUD CALL/USD PUT	15,000,000	$15,000,000	June 2022	$0.73	$(111,000)
Barclays	NZD CALL/USD PUT	15,000,000	$15,000,000	June 2022	$0.66	$(132,855)
Barclays	USD CALL/MXN PUT	15,000,000	$15,000,000	July 2022	$20.50	$(67,830)
Barclays	USD CALL/ZAR PUT	15,000,000	$15,000,000	July 2022	$15.50	$(395,610)
Bank of America Merill Lynch	USD CALL/NOK PUT	15,000,000	$15,000,000	June 2022	$9.75	$(50,475)
Put Options:
Bank of America Merrill Lynch	USD PUT/NOK CALL	30,000,000	$30,000,000	June 2022	$8.75	$(9,120)
Bank of America Merrill Lynch	AUD PUT/USD CALL	15,000,000	$15,000,000	June 2022	$0.69	$(35,895)
Bank of America Merrill Lynch	USD PUT/CAD CALL	25,000,000	$25,000,000	June 2022	$1.27	$(212,550)
Barclays	USD PUT/MXN CALL	15,000,000	$15,000,000	July 2022	$19.50	$(97,260)
Barclays	USD PUT/ZAR CALL	15,000,000	$15,000,000	July 2022	$14.00	$(885)
Barclays	NZD PUT/USD CALL	15,000,000	$15,000,000	June 2022	$0.64	$(100,380)
BNP	USD PUT/JPY CALL	30,000,000	$30,000,000	June 2022	$124.00	$(29,580)
J.P. Morgan	Russell 2000 Index	500	$93,202,150	June 2022	$1,800.00	$(1,265,000)
J.P. Morgan	United States Treasury Bond	250	$350,000	June 2022	$136.00	$(163,457)
(Premium Received $6,797,129)						$(6,224,228)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$60,812,038	$16,841,163	$(65,000,000)
Emerging Markets Core Fund	$265,673,450	$66,915,666	$(62,800,000)
Federated Hermes Government Obligations Fund, Premier Shares	$17,374,500	$48,419,276	$(65,793,776)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$23,430,312	$363,155,907	$(337,679,077)
High Yield Bond Core Fund	$466,267,692	$89,220,000	$(106,625,000)
Mortgage Core Fund	$147,548,396	$111,999,999	$(10,000,000)
TOTAL OF AFFILIATED TRANSACTIONS	$981,106,388	$696,552,011	$(647,897,853)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2022	Shares Held as of 5/31/2022	Dividend Income	Gain Distributions Received
$(372,727)	$(450,378)	$11,830,096	1,302,874	$841,155	$—
$(30,290,463)	$(4,003,859)	$235,494,794	27,607,830	$8,914,393	$—
$—	$—	$—	—	$—	$—
$848	$(2,841)	$48,905,149	48,919,825	$77,823	$2,215
$(40,372,396)	$(3,515,767)	$404,974,529	71,298,333	$14,408,335	$—
$(15,859,711)	$(243,902)	$233,444,782	25,938,309	$2,289,761	$—
$(86,894,449)	$(8,216,747)	$934,649,350	175,067,171	$26,531,467	$2,215
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,255,005,479.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$73,058,058	$—	$73,058,058
Corporate Bonds	—	53,966,836	25,488	53,992,324
Collateralized Mortgage Obligations	—	23,975,540	—	23,975,540
Asset-Backed Securities	—	11,919,266	—	11,919,266
Commercial Mortgage-Backed Security	—	1,000,910	—	1,000,910
Purchased Call Options	—	4,713,690	—	4,713,690
Purchased Put Options	—	2,938,724	—	2,938,724
Equity Securities:
Common Stocks
Domestic	21,390,945	—	—	21,390,945
International	1,742,814	—	—	1,742,814
Preferred Stock
Domestic	—	—	400	400
Investment Companies	934,649,350	—	—	934,649,350
TOTAL SECURITIES	$957,783,109	$171,573,024	$25,888	$1,129,382,021
Other Financial Instruments:
Assets
Futures Contracts	$7,395	$—	$—	$7,395
Foreign Exchange Contracts	—	626,463	—	626,463
Swap Contracts	—	274,418	—	274,418
Semi-Annual Shareholder Report

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Liabilities
Futures Contracts	$(25,675)	$—	$—	$(25,675)
Foreign Exchange Contracts	—	(1,178,051)	—	(1,178,051)
Written Options Contracts	(4,685,972)	(1,538,256)	—	(6,224,228)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,704,252)	$(1,815,426)	$—	$(6,519,678)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CNY	—Chinese Yuan Renminbi
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.30	$9.29	$9.09	$8.60	$9.08	$8.86
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.34	0.32	0.36	0.37	0.36
Net realized and unrealized gain (loss)	(0.85)	0.01	0.17	0.47	(0.51)	0.24
Total From Investment Operations	(0.67)	0.35	0.49	0.83	(0.14)	0.60
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.29)	(0.34)	(0.34)	(0.38)
Net Asset Value, End of Period	$8.45	$9.30	$9.29	$9.09	$8.60	$9.08
Total Return[2]	(7.31)%	3.74%	5.56%	9.87%	(1.56)%	6.85%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%	0.94%	0.93%	0.96%
Net investment income	3.94%[4]	3.61%	3.55%	3.99%	4.18%	3.99%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.13%	0.12%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,880	$297,673	$292,259	$307,049	$307,761	$342,586
Portfolio turnover[6]	34%	50%	70%	58%	48%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.28	$9.27	$9.08	$8.58	$9.07	$8.85
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.25	0.29	0.30	0.29
Net realized and unrealized gain (loss)	(0.84)	(0.01)	0.16	0.48	(0.52)	0.24
Total From Investment Operations	(0.70)	0.27	0.41	0.77	(0.22)	0.53
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.22)	(0.27)	(0.27)	(0.31)
Net Asset Value, End of Period	$8.44	$9.28	$9.27	$9.08	$8.58	$9.07
Total Return[2]	(7.59)%	2.94%	4.62%	9.18%	(2.43)%	6.06%
Ratios to Average Net Assets:
Net expenses[3]	1.73%[4]	1.71%	1.72%	1.70%	1.70%	1.73%
Net investment income	3.12%[4]	2.91%	2.77%	3.27%	3.41%	3.23%
Expense waiver/reimbursement[5]	0.10%[4]	0.11%	0.12%	0.12%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,594	$3,890	$8,324	$19,567	$28,507	$46,640
Portfolio turnover[6]	34%	50%	70%	58%	48%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.30	$9.28	$9.09	$8.59	$9.07	$8.85
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.25	0.29	0.30	0.29
Net realized and unrealized gain (loss)	(0.84)	0.02	0.16	0.48	(0.50)	0.24
Total From Investment Operations	(0.70)	0.29	0.41	0.77	(0.20)	0.53
Less Distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.22)	(0.27)	(0.28)	(0.31)
Net Asset Value, End of Period	$8.45	$9.30	$9.28	$9.09	$8.59	$9.07
Total Return[2]	(7.66)%	3.07%	4.65%	9.19%	(2.30)%	6.04%
Ratios to Average Net Assets:
Net expenses[3]	1.68%[4]	1.68%	1.69%	1.68%	1.68%	1.70%
Net investment income	3.18%[4]	2.90%	2.80%	3.28%	3.43%	3.25%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.12%	0.12%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,677	$35,536	$45,955	$58,296	$76,758	$132,528
Portfolio turnover[6]	34%	50%	70%	58%	48%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.23	$9.22	$9.03	$8.54	$9.02	$8.81
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.34	0.31	0.35	0.37	0.36
Net realized and unrealized gain (loss)	(0.83)	0.01	0.17	0.48	(0.51)	0.23
Total From Investment Operations	(0.66)	0.35	0.48	0.83	(0.14)	0.59
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.29)	(0.34)	(0.34)	(0.38)
Net Asset Value, End of Period	$8.39	$9.23	$9.22	$9.03	$8.54	$9.02
Total Return[2]	(7.25)%	3.77%	5.49%	9.95%	(1.57)%	6.79%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%	0.94%	0.93%	0.96%
Net investment income	3.95%[4]	3.62%	3.56%	3.99%	4.18%	3.99%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.12%	0.12%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,163	$51,221	$51,426	$53,136	$51,431	$60,561
Portfolio turnover[6]	34%	50%	70%	58%	48%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.24	$9.23	$9.04	$8.55	$9.03	$8.81
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.36	0.34	0.38	0.40	0.38
Net realized and unrealized gain (loss)	(0.84)	0.02	0.17	0.48	(0.51)	0.25
Total From Investment Operations	(0.65)	0.38	0.51	0.86	(0.11)	0.63
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.32)	(0.37)	(0.37)	(0.41)
Net Asset Value, End of Period	$8.40	$9.24	$9.23	$9.04	$8.55	$9.03
Total Return[2]	(7.10)%	4.09%	5.83%	10.28%	(1.25)%	7.23%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[4]	0.61%	0.61%	0.62%	0.62%	0.64%
Net investment income	4.27%[4]	3.82%	3.87%	4.23%	4.49%	4.24%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.20%	0.19%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$785,080	$783,512	$246,898	$275,189	$134,398	$136,141
Portfolio turnover[6]	34%	50%	70%	58%	48%	18%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,				Period Ended 11/30/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.30	$9.29	$9.10	$8.60	$9.09	$8.96
Income From Investment Operations:
Net investment income (loss)[2]	0.19	0.37	0.35	0.38	0.40	0.31
Net realized and unrealized gain (loss)	(0.84)	0.01	0.16	0.49	(0.52)	0.11
Total From Investment Operations	(0.65)	0.38	0.51	0.87	(0.12)	0.42
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.32)	(0.37)	(0.37)	(0.29)
Net Asset Value, End of Period	$8.46	$9.30	$9.29	$9.10	$8.60	$9.09
Total Return[3]	(7.05)%	4.08%	5.80%	10.35%	(1.36)%	4.73%
Ratios to Average Net Assets:
Net expenses[4]	0.60%[5]	0.60%	0.60%	0.61%	0.61%	0.61%[5]
Net investment income	4.28%[5]	3.88%	3.88%	4.30%	4.49%	4.03%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.12%	0.12%	0.12%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,405	$11,157	$5,468	$4,390	$3,790	$5,251
Portfolio turnover[7]	34%	50%	70%	58%	48%	18%[8]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $934,649,350 of investment in affiliated holdings* (identified cost $1,254,838,290)	$1,129,382,021
Cash	636,574
Cash denominated in foreign currencies (identified cost $147,493)	148,151
Due from broker (Note 2)	6,279,114
Income receivable	782,481
Income receivable from affiliated holdings	4,442,598
Swaps, at value (premium paid $645,690)	274,418
Receivable for investments sold	925,287
Receivable for shares sold	708,039
Unrealized appreciation on foreign exchange contracts	626,463
Receivable for variation margin on futures contracts	551,061
Receivable for periodic payments from swap contracts	100,000
Total Assets	1,144,856,207
Liabilities:
Payable for investments purchased	6,536,797
Payable for shares redeemed	1,920,679
Written options outstanding (premium received $6,797,129), at value	6,224,228
Unrealized depreciation on foreign exchange contracts	1,178,051
Payable for investment adviser fee (Note 5)	14,192
Payable for administrative fee (Note 5)	2,433
Payable for distribution services fee (Note 5)	20,114
Payable for other service fees (Notes 2 and 5)	64,428
Accrued expenses (Note 5)	97,019
Total Liabilities	16,057,941
Net assets for 134,182,410 shares outstanding	$1,128,798,266
Net Assets Consist of:
Paid-in capital	$1,340,634,833
Total distributable earnings (loss)	(211,836,567)
Total Net Assets	$1,128,798,266
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($255,879,741 ÷ 30,264,645 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.45
Offering price per share (100/95.50 of $8.45)	$8.85
Redemption proceeds per share	$8.45
Class B Shares:
Net asset value per share ($2,593,507 ÷ 307,325 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share (94.50/100 of $8.44)	$7.98
Class C Shares:
Net asset value per share ($28,677,214 ÷ 3,393,919 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share (99.00/100 of $8.45)	$8.37
Class F Shares:
Net asset value per share ($45,163,238 ÷ 5,383,048 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.39
Offering price per share (100/99.00 of $8.39)	$8.47
Redemption proceeds per share (99.00/100 of $8.39)	$8.31
Institutional Shares:
Net asset value per share ($785,079,920 ÷ 93,485,042 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.40
Offering price per share	$8.40
Redemption proceeds per share	$8.40
Class R6 Shares:
Net asset value per share ($11,404,646 ÷ 1,348,431 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.46
Offering price per share	$8.46
Redemption proceeds per share	$8.46

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $26,531,467 received from affiliated holdings* and net of foreign taxes withheld of $3,513)	$27,110,725
Interest	1,900,977
Net income on securities loaned (Note 2)	80,314
TOTAL INCOME	29,092,016
Expenses:
Investment adviser fee (Note 5)	3,276,623
Administrative fee (Note 5)	468,300
Custodian fees	31,697
Transfer agent fees (Note 2)	614,884
Directors’/Trustees’ fees (Note 5)	4,879
Auditing fees	16,555
Legal fees	4,121
Portfolio accounting fees	116,449
Distribution services fee (Note 5)	135,220
Other service fees (Notes 2 and 5)	456,228
Share registration costs	75,485
Printing and postage	33,097
Miscellaneous (Note 5)	23,102
TOTAL EXPENSES	5,256,640
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(515,963)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(351,646)
TOTAL WAIVER AND REIMBURSEMENTS	(867,609)
Net expenses	4,389,031
Net investment income	24,702,985
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(8,216,747) on sales of investments in affiliated holdings*)	$(21,084,619)
Net realized loss on foreign currency transactions	(3,616,730)
Net realized loss on foreign exchange contracts	(962,046)
Net realized gain on futures contracts	847,714
Net realized gain on written options	4,802,295
Net realized gain on swap contracts	736,777
Realized gain distribution from affiliated investment company shares*	2,215
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(86,894,449) on investments in affiliated holdings*)	(102,380,598)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,771
Net change in unrealized appreciation of foreign exchange contracts	(551,588)
Net change in unrealized depreciation of futures contracts	47,777
Net change in unrealized depreciation of written options	7,592,434
Net change in unrealized appreciation of swap contracts	(371,272)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(114,935,870)
Change in net assets resulting from operations	$(90,232,885)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,702,985	$33,287,072
Net realized gain (loss)	(19,274,394)	27,334,213
Net change in unrealized appreciation/depreciation	(95,661,476)	(40,029,143)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(90,232,885)	20,592,142
Distributions to Shareholders:
Class A Shares	(5,613,939)	(10,713,324)
Class B Shares	(50,517)	(167,190)
Class C Shares	(534,727)	(1,130,730)
Class F Shares	(988,715)	(1,872,000)
Institutional Shares	(17,666,654)	(18,156,976)
Class R6 Shares	(255,798)	(303,149)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,110,350)	(32,343,369)
Share Transactions:
Proceeds from sale of shares	270,739,746	668,970,292
Net asset value of shares issued to shareholders in payment of distributions declared	24,687,595	31,392,160
Cost of shares redeemed	(234,275,333)	(155,951,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,152,008	544,411,081
Change in net assets	(54,191,227)	532,659,854
Net Assets:
Beginning of period	1,182,989,493	650,329,639
End of period	$1,128,798,266	$1,182,989,493
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $867,609 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$141,088	$(10,819)
Class B Shares	2,338	(103)
Class C Shares	15,924	—
Class F Shares	21,695	(51)
Institutional Shares	433,089	(340,673)
Class R6 Shares	750	—
TOTAL	$614,884	$(351,646)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report

For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$350,258
Class B Shares	3,920
Class C Shares	41,153
Class F Shares	60,897
TOTAL	$456,228
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
Semi-Annual Shareholder Report

The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2022, is $10,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $12,857,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized
Semi-Annual Shareholder Report

gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,914,863 and $28,488,004, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,099,728 and $618,629, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
Semi-Annual Shareholder Report

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
During the six months ended May 31, 2022, the Fund had no securities on loan.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $2,916,324 and $2,854,771, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $4,336,985 and $3,999,730, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(18,280)*		$—
Interest rate contracts	Purchased options, within Investment in securities, at value	968,754		—
Interest rate contracts		—	Written options outstanding, at value	628,301
Equity contracts		—	Written options outstanding, at value	4,057,672
Equity contracts	Purchased options, within Investment in securities at value	6,393,750		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	626,463	Unrealized depreciation on foreign exchange contracts	1,178,051
Foreign exchange contracts		—	Written options outstanding, at value	1,538,255
Foreign exchange contracts	Purchased options, within Investment in securities at value	289,910		—
Credit contracts	Swaps, at value	274,418		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$8,535,015		$7,402,279

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$847,714	$—	$(1,250,966)	$(805,156)	$(1,208,408)
Equity contracts	—	—	—	(8,848,229)	(619,525)	(9,467,754)
Foreign exchange contracts	—	—	(962,046)	(1,215,212)	6,226,976	4,049,718
Credit contracts	736,777	—	—	—	—	736,777
TOTAL	$736,777	$847,714	$(962,046)	$(11,314,407)	$4,802,295	$(5,889,667)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$—	$47,777	$—	$931,709	$474,659	$1,454,145
Equity contracts	—	—	—	(1,514,874)	4,865,200	3,350,326
Foreign exchange contracts	—	—	(551,588)	(32,928)	2,252,575	1,668,059
Credit contracts	(371,272)	—	—	—	—	(371,272)
TOTAL	$(371,272)	$47,777	$(551,588)	$(616,093)	$7,592,434	$6,101,258

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$626,463	$(521,016)	$—	$105,447
Swap Contracts	274,418	—	—	274,418
Purchased Option Contracts	7,652,414	(2,717,211)	—	4,935,203
TOTAL	$8,553,295	$(3,238,227)	$—	$5,315,068
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,178,051	$(521,016)	$—	$657,035
Swap Contracts	—	—	—	—
Written Option Contracts	6,224,228	(2,717,211)	—	3,507,017
TOTAL	$7,402,279	$(3,238,227)	$—	$4,164,052
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	980,143	$8,902,207	4,760,268	$45,229,587
Shares issued to shareholders in payment of distributions declared	587,138	5,258,466	1,052,751	9,971,445
Shares redeemed	(3,305,472)	(29,357,972)	(5,269,244)	(50,055,842)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,738,191)	$(15,197,299)	543,775	$5,145,190
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,573	$23,345	16,160	$153,326
Shares issued to shareholders in payment of distributions declared	4,743	42,644	15,710	148,336
Shares redeemed	(118,945)	(1,079,645)	(510,638)	(4,832,968)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(111,629)	$(1,013,656)	(478,768)	$(4,531,306)
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	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	363,818	$3,295,548	1,176,394	$11,177,994
Shares issued to shareholders in payment of distributions declared	59,361	532,753	118,982	1,125,188
Shares redeemed	(852,221)	(7,548,648)	(2,422,934)	(22,985,832)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(429,042)	$(3,720,347)	(1,127,558)	$(10,682,650)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	148,808	$1,333,583	323,512	$3,056,385
Shares issued to shareholders in payment of distributions declared	109,144	969,856	194,770	1,830,949
Shares redeemed	(423,338)	(3,702,309)	(545,810)	(5,135,405)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(165,386)	$(1,398,870)	(27,528)	$(248,071)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,394,657	$254,235,233	63,755,929	$602,705,700
Shares issued to shareholders in payment of distributions declared	1,986,677	17,630,761	1,912,323	18,018,626
Shares redeemed	(21,691,398)	(190,784,530)	(7,619,770)	(71,801,280)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,689,936	$81,081,464	58,048,482	$548,923,046
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	326,172	$2,949,830	699,078	$6,647,300
Shares issued to shareholders in payment of distributions declared	28,342	253,115	31,392	297,616
Shares redeemed	(205,152)	(1,802,229)	(119,793)	(1,140,044)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	149,362	$1,400,716	610,677	$5,804,872
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,395,050	$61,152,008	57,569,080	$544,411,081
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $1,255,005,479. The net unrealized depreciation of investments for federal tax purposes was $125,991,697. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,653,755 and net unrealized depreciation from investments for those securities having an excess of cost over value of $130,645,452. The amounts presented are inclusive of derivative contracts.
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As of November 30, 2021, the Fund had a capital loss carryforward of $63,556,596 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$63,556,596	$63,556,596
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $503,485 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $12,478. For the six months ended May 31, 2022, the Adviser voluntarily reimbursed $351,646 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$11,761
Class C Shares	123,459
TOTAL	$135,220
For the six months ended May 31, 2022, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $32,782 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $6,499 in sales charges from the sale of Class A Shares.
FSC also retained $2,254, $1,031, $3,846 and $1,835 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $9,999 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.73%, 1.70%, 0.93%, 0.61% and 0.60%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $276,460,007 and $244,565,379, respectively. Net realized loss recognized on the sale transactions was $8,213,569.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$403,231,207
Sales	$348,812,637
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and
Semi-Annual Shareholder Report

consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$926.90	$4.47
Class B Shares	$1,000	$924.10	$8.30
Class C Shares	$1,000	$923.40	$8.06
Class F Shares	$1,000	$927.50	$4.47
Institutional Shares	$1,000	$929.00	$2.93
Class R6 Shares	$1,000	$929.50	$2.89
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.68
Class B Shares	$1,000	$1,016.31	$8.70
Class C Shares	$1,000	$1,016.55	$8.45
Class F Shares	$1,000	$1,020.29	$4.68
Institutional Shares	$1,000	$1,021.89	$3.07
Class R6 Shares	$1,000	$1,021.94	$3.02

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class B Shares	1.73%
Class C Shares	1.68%
Class F Shares	0.93%
Institutional Shares	0.61%
Class R6 Shares	0.60%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Strategic Income Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022